Equity Investments With Readily Determinable Fair Value - Equity Securities With Readily Determinable Fair Value (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Schedule of Investments [Line Items]
Equity investments with readily determinable fair value	$ 31,641	$ 36,421
Townsquare | Class A Common Stock | Common Stock
Schedule of Investments [Line Items]
Equity investments with readily determinable fair value	6,945	4,776
Townsquare | Class C Common Stock | Common Stock
Schedule of Investments [Line Items]
Equity investments with readily determinable fair value	13,399	21,499
Draftkings | Class A Common Stock | Common Stock
Schedule of Investments [Line Items]
Equity investments with readily determinable fair value	$ 11,297	$ 10,146